Share-Based Payments (Details) - Schedule of RSUs Represent the Right to Receive Ordinary Shares at a Future Time and Vest over a Period - RSUs- Directors, employees [Member]	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Share-Based Payments (Details) - Schedule of RSUs Represent the Right to Receive Ordinary Shares at a Future Time and Vest over a Period [Line Items]
Number of share options granted (ADSs) (in Shares) | shares	3,514,000
Fair value at the grant date (thousands of USD) (in Dollars) | $	$ 9,041,915
Bottom of range [member]
Share-Based Payments (Details) - Schedule of RSUs Represent the Right to Receive Ordinary Shares at a Future Time and Vest over a Period [Line Items]
Range of share price (USD)	$ 2.39
Top of range [member]
Share-Based Payments (Details) - Schedule of RSUs Represent the Right to Receive Ordinary Shares at a Future Time and Vest over a Period [Line Items]
Range of share price (USD)	$ 2.71